Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-3
Final Servicer

Deal Information

1. Distribution Summary	Deal:	Capital Auto Receivables Asset Trust 2016-3

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Initial Closing Date:	9/21/2016

4. Collections and Distributions	Bloomberg Ticker:	AFIN 2016-3

5. Collateral Summary	Collection Period, Begin:	6/1/2020
	Collection Period, End:	6/30/2020
6. Charge-Off and Delinquency Rates	Determination Date:	7/15/2020
	Distribution Date:	7/20/2020
7. Credit Instruments
ABS Investor Relations - Ally Financial Inc. as Servicer:
8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com
9. Asset Representations Delinquency Triggers

10. Supplemental Disclosures

During the January 2020 Collection Period the Servicer successfully converted to a new servicing and accounting technology platform for over four million customers, including the Obligors related to the Receivables and activity disclosed in this Statement to Securityholder. The information in this Statement to Securityholder reflects Collection Period activity as impacted by the servicing and accounting technology platform conversion, including the ongoing resolution of a limited conversion backlog with respect to certain servicing activities and the implementation of certain information technology coding changes.

During the March 2020 Collection Period the Servicer announced programs to support customers, employees, and communities during the COVID-19 pandemic, including a program that allows consumer automotive customers to defer their payments for up to 120 days (the “Consumer Automotive Support Program”). A significant number of our consumer automotive customers have enrolled in the Consumer Automotive Support Program.

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-3
Final Servicer
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
							(3) + (4) = (5)			(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	13976AAA8	142,000,000.00	0.00	0.78000000	0.00	0.00	0.00	0.00	0.00	0.00
A-2a	13976AAB6	175,000,000.00	0.00	1.36000000	0.00	0.00	0.00	0.00	0.00	0.00
A-2b	13976AAC4	73,000,000.00	0.00	0.61000000	0.00	0.00	0.00	0.00	0.00	0.00
A-3	13976AAD2	200,000,000.00	0.00	1.54000000	0.00	0.00	0.00	0.00	0.00	0.00
A-4	13976AAE0	71,540,000.00	0.00	1.69000000	0.00	0.00	0.00	0.00	0.00	0.00
B	13976AAF7	23,080,000.00	0.00	1.89000000	0.00	0.00	0.00	0.00	0.00	0.00
C	13976AAG5	38,460,000.00	17,514,433.86	2.35000000	5,130,631.62	34,299.10	5,164,930.72	0.00	0.00	12,383,802.24	*
D	13976AAH3	26,920,000.00	26,920,000.00	2.65000000	0.00	59,448.33	59,448.33	0.00	0.00	26,920,000.00	*
Deal Totals		750,000,000.00	44,434,433.86		5,130,631.62	93,747.43	5,224,379.05	0.00	0.00	39,303,802.24	*
*Pursuant to Section 8.01 of the Trust Sale and Servicing Agreement, Ally Financial Inc. as Servicer will exercise the Optional Purchase and will effect the redemption of the outstanding Notes by depositing in the Collection Account when required an amount equal to the greater of (a) the remaining unpaid Principal Balance of the Notes, plus accrued and unpaid interest, and any accrued and unpaid Basic Servicing Fee payments, and (b) the unpaid Aggregate Receivables Principal Balance plus accrued and unpaid interest.

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-3
Final Servicer
2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-2a	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-2b	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-3	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-4	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
B	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
C	455.3934961	133.4017582	0.8918123	134.2935705	0.0000000	321.9917379
D	1,000.0000000	0.0000000	2.2083332	2.2083332	0.0000000	1,000.0000000

Beginning Aggregate Note Pool Factor:	59.2459118
Ending Aggregate Note Pool Factor:	52.4050697

Beginning Reserve Account Balance Factor:	1,000.0000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.0000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.0000000
Ending Reserve Account Balance Factor:	1,000.0000000

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-3
Final Servicer
3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	6/22/2020	7/19/2020	Actual/360	N/A	N/A	0.78000000	0.78000000	0.00
A-2a	0.00	6/22/2020	7/19/2020	30/360	N/A	N/A	1.36000000	1.36000000	0.00
A-2b	0.00	6/22/2020	7/19/2020	Actual/360	0.19000000	0.42000000	N/A	0.61000000	0.00
A-3	0.00	6/22/2020	7/19/2020	30/360	N/A	N/A	1.54000000	1.54000000	0.00
A-4	0.00	6/22/2020	7/19/2020	30/360	N/A	N/A	1.69000000	1.69000000	0.00
B	0.00	6/22/2020	7/19/2020	30/360	N/A	N/A	1.89000000	1.89000000	0.00
C	17,514,433.86	6/22/2020	7/19/2020	30/360	N/A	N/A	2.35000000	2.35000000	34,299.10
D	26,920,000.00	6/22/2020	7/19/2020	30/360	N/A	N/A	2.65000000	2.65000000	59,448.33

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) + (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2a	0.00	0.00	0.00	0.00	0.00
A-2b	0.00	0.00	0.00	0.00	0.00
A-3	0.00	0.00	0.00	0.00	0.00
A-4	0.00	0.00	0.00	0.00	0.00
B	0.00	0.00	0.00	0.00	0.00
C	0.00	34,299.10	0.00	34,299.10	0.00
D	0.00	59,448.33	0.00	59,448.33	0.00
Deal Totals	0.00	93,747.43	0.00	93,747.43	0.00

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-3
Final Servicer
4. Collections and Distributions

Collections
Receipts During the Period	5,426,012.68
Administrative Purchase Payments	0.00
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	180,036.00
Other Fees or Expenses Paid	0.00
Total Collections	5,606,048.68

Beginning Reserve Account Balance	3,846,152.94
Total Available Amount	9,452,201.62

Distributions
Total Available Amount	9,452,201.62
Basic Servicing Fee	76,333.94
Amounts owing to the Asset Representations Reviewer, Indenture Trustee, and Vote Tabulation Agent in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	0.00
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	0.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	34,299.10
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	59,448.33
Fourth Priority Principal Distributable Amount	0.00
To Reserve Account - Specified Reserve Account Balance	3,846,152.94
Noteholders' Regular Principal Distributable Amount	5,130,631.62
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee, Administrator and Asset Representations Reviewer	1,500.00
Excess Total Available Amount to the Certificateholders	303,835.69

Supplemental Servicing Fees	84,977.39
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	10,500.00

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-3
Final Servicer
5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
Deal Totals	Number of Receivables	47,995	11,417	10,831
	Aggregate Receivables Principal Balance	769,230,588.36	73,280,580.92	68,149,949.30
	Aggregate Receivables Face Amount	769,230,588.36	73,280,580.92	68,149,949.30

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average	Average	Average	Average	Average	Average	Average	Average	Average
	Coupon	Coupon	Coupon	Original	Original	Original	Remaining	Remaining	Remaining
				Maturity	Maturity	Maturity	Maturity	Maturity	Maturity
Deal Totals	9.68000000	10.70452639	10.76413873	68.92	70.79	70.93	54.96	20.18	19.80

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.20%	1.27%	1.14%	1.13%	1.22%	1.27%	1.31%	1.56%	1.16%	1.52%	1.45%	1.35%	1.36%	1.19%	1.37%	1.25%	1.12%	1.33%	1.24%	1.45%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.34%	1.28%	1.22%	1.27%	1.27%	1.06%	1.38%	1.15%	1.15%	1.28%	1.05%	1.23%	1.19%	1.22%	1.02%	1.22%	1.18%	1.10%	1.19%	0.94%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly	1.00%	0.71%	1.00%	0.81%	0.00%	0.00%	0.23%

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-3
Final Servicer
6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	70,715,265.11	35	91,652.92	2,618.65	1.5553%	10,831	94	0.8679%
Preceding	75,572,663.73	51	192,504.98	3,774.61	3.0567%	11,417	92	0.8058%
Next Preceding	80,363,762.44	47	187,793.47	3,995.61	2.8042%	11,963	122	1.0198%
Third Preceding	86,043,419.56	63	282,713.62	4,487.52	3.9429%	Three Month Average		0.8978%
Four Month Average					2.8398%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total	Total Balance	Percent
	Financed	Charge-Offs		Stratification	Accounts		Delinquent
Totals	769,230,588.36	34,804,345.24	4.5246%	31 - 60 days	234	1,547,346.26	2.2705%
The information contained in this report is defined or determined in a manner consistent with the prospectus for				61 - 90 days	57	331,281.09	0.4861%
Capital Auto Receivables Asset Trust 2016-3 related to delinquencies, charge-offs or uncollectible accounts.				91 - 120 days	26	84,345.53	0.1238%
				> 120 days	11	17,024.60	0.0250%
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.

				Bankruptcies		Total Accounts	Total Balance
				Prior Period[1]		437	4,123,303.44
				Additions		3	36,800.89
1. Total Balance for Prior Period reflects the aggregate balance as of the last day of the related Collection Period.				Removals[2]		19	106,147.74
2. Removals include bankruptcies returned to active status, bankruptcies paid-in-full, and charge-offs on prior period bankruptcies.				Ending Inventory		421	4,053,956.59

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	3,846,152.94	3,846,152.94	0.00	0.00	0.00	3,846,152.94	3,846,152.94

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-3
Final Servicer
8. Performance Tests

Event of Default	NO
Servicer Default	NO
Asset Representations Review Delinquency Trigger	PASS
Overcollateralization Target Amount Satisfied?	YES
Initial Overcollateralization	19,230,588.36
Current Overcollateralization	28,846,147.06
Overcollateralization Target	28,846,147.06

9. Asset Representations Delinquency Triggers

Period	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Trigger Level	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%
61+ Delinquencies	0.05%	0.43%	0.67%	0.86%	1.00%	1.20%	1.00%	0.79%	0.98%	1.04%	1.08%	1.33%	1.26%	1.58%	1.59%	1.62%	1.93%	1.98%	1.62%	1.33%

Period	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Trigger Level	6.10%	6.10%	6.10%	6.10%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	8.10%	8.10%	8.10%	8.10%
61+ Delinquencies	1.47%	1.77%	1.88%	1.93%	2.11%	2.37%	2.18%	2.34%	2.52%	2.60%	2.06%	1.79%	2.00%	2.24%	2.62%	2.59%	2.83%	2.89%	2.78%	2.83%

Period	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Trigger Level	8.10%	8.10%	8.10%	8.10%	8.10%	8.10%	8.10%	8.10%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%
61+ Delinquencies	2.98%	3.03%	2.71%	1.89%	1.11%	0.69%	0.63%

10. Supplemental Disclosures

Number of Receivables extended during the current Collection Period	164
Other than as disclosed above in Section 10 of this Statement to Securityholder, there have been no material modifications, extensions, or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.

This Servicer Certificate relates only to CARAT 2016-3. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2016-3 will perform in the future.